Share-based payment arrangements - Share options programs (Equity-settled) (Details) - Key management personnel of entity or parent	12 Months Ended
Dec. 31, 2018 EUR (€) shares vesting_condition
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments (in shares)	1,750,000
Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments (in shares)	583,000
Vesting Conditions (in eur per share) | €	€ 7.5
Contractual life of Options	5 years
Percent of options exercised	50.00%
Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments (in shares)	583,000
Vesting Conditions (in eur per share) | €	€ 8.66
Contractual life of Options	5 years
Percent of options exercised	50.00%
Time remaining for exercisable options	1 year
Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments (in shares)	583,000
Vesting Conditions (in eur per share) | €	€ 11.54
Contractual life of Options	5 years
Percent of options exercised	67.00%
Number of vesting conditions | vesting_condition	2